Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Cash equivalents	$ 0	$ 0	$ 0
Restricted investments, Term	185 days	185 days
Class of warrant or right, Number of securities called by warrants or rights	1,976,562	1,976,562
Unrecognized tax benefits	$ 0	$ 0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	$ 0	$ 0	$ 0
Private Placement Warrants [Member]
Class of warrant or right, Number of securities called by warrants or rights	43,848,750	43,848,750
Common Class A [Member]
Shares issued, price per share	$ 10.15
Initial Public Offering Including Over Allotment Option [Member] | Common Class A [Member]
Stock issued during period, Shares, New issues	31,625,000	31,625,000